Filed pursuant to Rule 497(e)

File Registration Nos.: 811-22933 and 333-222145

January 26, 2018

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

Class A Shares (GIREX), Class C Shares (GCREX), Class I Shares (GRIFX),
Class L Shares (GLREX), and Class M Shares (GMREX) of Beneficial Interest

Supplement dated January 26, 2018 to the

Prospectus dated December 18, 2017

This Supplement revises each applicable Prospectus (the “Prospectus”) for Class A and Class C, Class I, Class L and Class M, each dated December 18, 2017, of the Griffin Institutional Access Real Estate Fund (the “Fund”). This Supplement updates certain information contained in each Prospectus. Please review this important information carefully.

The following information supplements the information contained in each Prospectus:

In September 2017, CenterSquare Investment Management, Inc. (“CSIM”) announced that it signed a definitive agreement to separate from its parent, The Bank of New York Mellon (“BNY Mellon”). BNY Mellon agreed to sell the assets of CSIM, including CSIM’s sub-advisory relationship with the Fund, to certain members of CSIM’s former management team and private funds sponsored by Lovell Minnick Partners LLC, a private equity firm (“Lovell Minnick”), and certain co-investors (the “Transaction”) on January 2, 2018 (the “Effective Date”). Under the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction created a change in control in CSIM, which thereby resulted in an “assignment” and automatic termination of the Fund’s previous Investment Sub-Advisory Agreement with CSIM (the “Previous Agreement”) on the Effective Date.

On November 20, 2017, the Board of Trustees of the Fund (the “Board”) considered and approved CenterSquare Investment Management LLC (“CenterSquare”), as an interim investment sub-adviser to the Fund, subject to shareholder approval, in order for CenterSquare to continue to provide services to the Fund without disruption. CenterSquare is a newly-formed entity owned by (i) members of the former management team of CSIM, the Fund’s former sub-adviser; (ii) private funds sponsored by Lovell Minnick; and (iii) certain co-investors. The current Interim Investment Sub-Advisory Agreement (the “Interim Agreement”) for the Fund between the Fund’s investment adviser, Griffin Capital Advisor, LLC (the “Adviser”), and CenterSquare went into effect on January 2, 2018. The Interim Agreement will continue for the earlier of (i) 150 days from the effective date of the agreement, or (ii) the date that the new Investment Sub-Advisory Agreement (the “New Sub-Advisory Agreement”) is approved by the shareholders of the Fund. Under the 1940 Act, a new sub-advisory agreement generally requires approval by a majority of such investment company’s outstanding voting securities, as defined in the 1940 Act, before it can go into effect. Therefore, the Board has called a Special Meeting of Shareholders of the Fund (the “Special Meeting”) to seek shareholder approval of the New Sub-Advisory Agreement in order to ensure that CenterSquare can continue to provide uninterrupted service as sub-adviser to the Fund after the Interim Agreement’s term ends. The Fund will hold the Special Meeting on April 2, 2018 at 10:00 a.m. Pacific Time. Shareholders of record at the close of business on February 6, 2018 are entitled to notice of and to vote at the Special Meeting or any adjournments or postponements thereof. At the Special Meeting, shareholders of the Fund will be asked to approve the New Sub-Advisory Agreement between the Adviser and CenterSquare.

There will be no increase in the advisory fee payable by the Fund to the Adviser as a consequence of the Transaction, and the sub-advisory fee payable by the Adviser to CenterSquare under the New Sub-Advisory Agreement and the Interim Agreement will be the same as that payable by the Adviser to CenterSquare under the Previous Agreement. The New Sub-Advisory Agreement and Interim Agreement are substantially similar in all material respects to the Previous Agreement, and the Fund’s investment strategy, management policies, and portfolio managers will not change in connection with the implementation of the New Sub-Advisory Agreement and the Interim Agreement.

* * * *

This Supplement, and each Prospectus and SAI dated December 18, 2017 of the Fund, provide relevant information for all shareholders. Each Prospectus and SAI of the Fund have been filed with the U.S. Securities and Exchange Commission, and are incorporated by reference. These can be obtained without charge by calling the Fund at 1-888-926-2688 or by visiting http://www.griffincapital.com

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Registration Nos.: 811-22933 and 333-222145

January 26, 2018

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

Class A Shares (GIREX), Class C Shares (GCREX), Class I Shares (GRIFX),
Class L Shares (GLREX), and Class M Shares (GMREX) of Beneficial Interest

Supplement dated January 26, 2018 to the

Statement of Additional Information dated December 18, 2017

This Supplement revises each applicable Statement of Additional Information (“SAI”) for Class A and Class C, Class I, Class L and Class M, each dated December 18, 2017, of the Griffin Institutional Access Real Estate Fund (the “Fund”). This Supplement updates certain information contained in each SAI. Please review this important information carefully.

The following information supplements the information contained in each SAI:

On November 20, 2017, the Board of Trustees of the Fund considered and approved CenterSquare Investment Management LLC (“CenterSquare”), as an interim investment sub-adviser to the Fund, subject to shareholder approval. CenterSquare is a newly-formed entity owned by (i) members of the former management team of CenterSquare Investment Management, Inc. (“CSIM”), the Fund’s former sub-adviser; (ii) private funds sponsored by Lovell Minnick Partners LLC, a private equity firm; and (iii) certain co-investors. The current Interim Investment Sub-Advisory Agreement for the Fund (the “Interim Agreement”) between the Fund’s investment adviser, Griffin Capital Advisor, LLC (the “Adviser”), and CenterSquare went into effect on January 2, 2018. The sub-advisory fee payable by the Adviser to CenterSquare under the Interim Agreement will be the same as that payable by the Adviser to CSIM under the previous Investment Sub-Advisory Agreement between the Adviser and CSIM.

Under the terms of the Interim Agreement and in accordance with Rule 15a-4 under the Investment Company Act of 1940, as amended, the sub-advisory fee otherwise payable under the Interim Agreement is held in an interest-bearing escrow account to be paid to CenterSquare pending approval of a new sub-advisory agreement by shareholders of the Fund. If shareholders of the Fund do not approve a new sub-advisory agreement within 150 days from the date of the Interim Agreement, CenterSquare will be paid the lesser of the costs incurred in performing services under the Interim Agreement or the total amount in the escrow account, including interest earned.

* * * *

This Supplement, and each Prospectus and SAI dated December 18, 2017 of the Fund, provide relevant information for all shareholders. Each Prospectus and SAI of the Fund have been filed with the U.S. Securities and Exchange Commission, and are incorporated by reference. These can be obtained without charge by calling the Fund at 1-888-926-2688 or by visiting http://www.griffincapital.com

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Registration Nos.: 811-22933 and 333-222145

January 26, 2018

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

Class A Shares (GIREX), Class C Shares (GCREX), Class I Shares (GRIFX),
Class L Shares (GLREX), and Class M Shares (GMREX) of Beneficial Interest

Supplement dated January 26, 2018 to the

Statement of Additional Information dated December 18, 2017

This Supplement revises each applicable Statement of Additional Information (“SAI”) for Class A and Class C, Class I, Class L and Class M, each dated December 18, 2017, of the Griffin Institutional Access Real Estate Fund (the “Fund”). This Supplement updates certain information contained in each SAI. Please review this important information carefully.

Effective as of January 17, 2018, Mr. Ryan Del Giudice replaced Mr. Jay Haas, Jr. as the Fund’s Chief Compliance Officer. The Interested Trustees and Officers table under the “Management of the Fund” section of each SAI is hereby deleted and replaced in its entirety with the following:

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Kevin Shields Age: 59	President and Trustee Since 2014	Chairman and Chief Executive Officer, Griffin Capital Company, LLC; Chief Executive Officer, Griffin Capital Credit Advisor, LLC; Chairman and Chief Executive Officer, Griffin Capital Securities, LLC; President and Chief Executive Officer, Griffin Capital Essential Asset REIT, Inc. and Griffin Capital Essential Asset REIT II, Inc.; President and Director, Griffin Capital BDC Corp., 2014-2017.	2	President and Trustee, Griffin Institutional Access Credit Fund, 2017-present; Chairman, Griffin Capital Company, LLC, 1995-present; Director, Griffin Capital Essential Asset REIT, Inc., 2008-present; Director, Griffin Capital Essential Asset REIT II, Inc. 2014-present; Director., Griffin Capital BDC Corp., 2014-2017.

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Joseph Miller Age: 54	Treasurer Since 2014	Chief Financial Officer and Chief Operating Officer, Griffin Capital Company, LLC; Chief Financial Officer, Griffin Capital BDC Corp., 2014-2017.	n/a	Treasurer, Griffin Institutional Access Credit Fund, 2017-present.
Randy Anderson Age: 49	Portfolio Manager, Secretary and Trustee Since 2014	Chief Economist, Griffin Capital Company, LLC; Chief Investment Officer, Griffin Capital Advisor, LLC; President, Griffin Capital Asset Management Company, LLC; Howard Phillips Eminent Scholar Chair and Professor of Real Estate, University of Central Florida; President, Bluerock Real Estate LLC; President, CNL Real Estate Advisors; Chief Economist, Marcus and Millichap Company; Executive Vice President, Griffin Capital BDC Corp. 2014-2017.	2	Trustee, Executive Vice President and Secretary, Griffin Institutional Access Credit Fund, 2017-present.
Ryan Del Giudice Age: 27	Chief Compliance Officer Since 2018

Chief Compliance Officer, Griffin Capital Advisor, LLC, 2018-present; Chief Compliance Officer, Griffin Capital Credit Advisor, LLC, 2018-present; Griffin Capital Company, LLC, 2017-present; Vice President, Cipperman Compliance Services, LLC, 2015-2017; Manager, Cipperman Compliance Services, LLC, 2013-2015; Regulatory Administration Associate, BNY Mellon Asset Servicing, 2012-2013.

			n/a	Chief Compliance Officer, Griffin Institutional Access Credit Fund, 2018-present.

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Pete Greenly Age: 48	Assistant Treasurer Since 2017	Fund Controller, ALPS Fund Services, Inc., 2012-present.	n/a	Assistant Treasurer, Griffin Institutional Access Credit Fund, 2017-present.
Howard S. Hirsch Age: 51	Vice President and Assistant Secretary Since 2015

Vice President and General Counsel – Securities, Griffin Capital Company, LLC, 2014-present; Vice President and Secretary, Griffin Capital Essential Asset REIT II, Inc., 2014-present; Vice President and Secretary, Griffin Capital Essential Asset REIT, Inc., 2015-present; Vice President and Secretary, Griffin Capital BDC Corp., 2014-2017; Vice President, Griffin Capital BDC Advisor, LLC, 2014-2017; Shareholder, Baker Donelson, Caldwell & Berkowitz, PC, 2009-2014.

			n/a	Vice President and Assistant Secretary, Griffin Institutional Access Credit Fund, 2017-present.
Christopher Moore Age: 33	Assistant Secretary Since 2016	Vice President and Senior Counsel, ALPS Fund Services, Inc., 2016-present; Associate, Thompson Hine LLP, 2013-2016; Corporate Counsel, DSW, Inc., 2012-2013.	n/a	Assistant Secretary, Griffin Institutional Access Credit Fund, 2017-present; Secretary, RiverNorth Opportunities Fund, 2017-present.
*	The term of office for each Trustee and officer listed above will continue indefinitely.

**	The term “Fund Complex” refers to the Griffin Institutional Access Real Estate Fund and Griffin Institutional Access Credit Fund.

In addition, the “Trustee Ownership” section in each SAI is hereby deleted and replaced in its entirety with the following:

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund as of December 31, 2017.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robb Chapin	None	None
Ira Cohen	None	None
Nathan Headrick	None	None
Kevin Shields	Over $100,000*	Over $100,000*
Randy Anderson	None	None

*	Includes shares owned by Griffin Capital Vertical Partners, L.P., which is indirectly owned and controlled by Kevin A. Shields.

* * * *

This Supplement, and each Prospectus and SAI dated December 18, 2017 of the Fund, provide relevant information for all shareholders. Each Prospectus and SAI of the Fund have been filed with the U.S. Securities and Exchange Commission, and are incorporated by reference. These can be obtained without charge by calling the Fund at 1-888-926-2688 or by visiting http://www.griffincapital.com

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE